Eaton Vance

Core Plus Bond Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 13.5%

Security	Principal Amount (000’s omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$2,610,826
ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	172	172,552
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,113	1,134,774
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,047	7,051,958
Conn’s Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,492	1,497,783
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,376	2,396,256
Series 2020-A, Class C, 4.20%, 6/16/25(1)	2,673	2,684,911
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	990,980
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,241	3,443,370
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,556,181
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,730	2,834,608
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,090	2,175,858
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,160	3,936,737
Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,733	2,432,898
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	2,779	2,826,522
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	134	135,488
Helios Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,573	1,642,645
Hertz Vehicle Financing III, L.P., Series 2021-2A, Class D, 4.34%, 12/27/27(1)	5,000	5,026,400
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	5,005,664
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,077	2,046,007
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,226	1,258,959
LL ABS Trust:
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	123	123,420
Series 2020-1A, Class A, 2.33%, 1/17/28(1)	203	204,247
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	691	644,039
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	272	222,004
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	1,305	1,314,177
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,810	2,922,122
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	1,630	1,661,641
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	478	488,171
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,505	2,590,335
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	497,851
Pagaya AI Debt Selection Trust, Series 2021-2, 3.00%, 1/25/29(1)	2,390	2,409,880
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	3,598	3,625,687
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,403	2,435,943
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	668	694,697
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	782	825,035

Security	Principal Amount (000’s omitted)	Value
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$3,822	$4,041,548
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	300	299,795
Series 2020-A, Class A, 2.62%, 12/15/26(1)	465	466,482
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,872	4,104,033
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	242	241,820
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,429	4,694,077
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,170,406
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,059	1,026,682
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	723	727,889
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	974	1,017,398
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,935	2,923,951
Willis Engine Structured Trust:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,678	1,543,419
Series 2020-A, Class C, 6.657%, 3/15/45(1)	821	586,891

Total Asset-Backed Securities (identified cost $96,681,390)		$97,365,017

Collateralized Mortgage Obligations — 2.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	$3,760	$3,787,024
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,846	1,840,943
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	3,388	3,426,856
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,309	1,317,762
Series 2019-HQA1, Class M2, 2.442%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(2)	3,258	3,295,934

		$13,668,519

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	$1,298	$1,309,797
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	1,272	1,281,977
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,412	1,423,104
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	926	933,513
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	468	470,826

		$5,419,217

Security	Principal Amount (000’s omitted)	Value
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 2.077%, (30-day average SOFR + 2.05%), 10/25/33(1)(2)	$1,000	$1,016,743

		$1,016,743

Total Collateralized Mortgage Obligations (identified cost $19,590,816)		$20,104,479

Commercial Mortgage-Backed Securities — 12.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$7,255	$6,379,558
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	7,215	5,955,002
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,160,524
Series 2016-C7, Class D, 4.408%, 12/10/54(1)(3)	1,725	1,552,686
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.573%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	1,000	978,893
Citigroup Commercial Mortgage Trust:
Series 2017-MDRC, Class C, 1.373%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	1,850	1,812,691
Series 2017-MDRC, Class D, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	1,600	1,546,309
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(3)	3,603	3,590,900
Series 2015-CR22, Class D, 4.107%, 3/10/48(1)(3)	2,324	2,359,195
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class D, 4.36%, 12/15/49(1)(3)	2,000	1,632,120
Extended Stay America Trust:
Series 2021-ESH, Class C, 1.775%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)(4)	3,176	3,196,836
Series 2021-ESH, Class D, 2.325%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)(4)	2,649	2,674,654
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.792%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	773	773,279
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	905	919,682
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,245	3,387,352
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(3)	1,980	1,512,386
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(3)	3,575	2,825,898
Series 2015-C29, Class D, 3.697%, 5/15/48(3)	500	409,791
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.435%, 8/15/46(1)(3)	2,454	2,205,924
Series 2013-C16, Class D, 5.022%, 12/15/46(1)(3)	1,500	1,542,741
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	621,108
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.903%, 5/15/49(3)(5)	4,199	4,454,346
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(5)	7,048	6,161,267
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(5)	5,000	4,148,967
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	7,150	4,124,785
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	3,960	3,694,745
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	1,540	1,341,130

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	$664	$666,880
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.273%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	3,219	2,877,489
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(6)	3,160	3,179,732
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.305%, 4/10/46(1)(3)	2,000	1,620,018
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	5,312,487
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,772,666
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,550,687
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,141,764

Total Commercial Mortgage-Backed Securities (identified cost $94,606,162)		$93,084,492

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Semiconductors — 0.3%
ams AG, 0.875%, 9/28/22(7)	$2,200	$2,152,381

Total Convertible Bonds (identified cost $2,116,194)		$2,152,381

Corporate Bonds — 32.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$3,202	$3,394,120
5.75%, 4/20/29(1)	812	878,990
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	3,455,630

		$7,728,740

Automotive & Auto Parts — 0.3%
Tupy Overseas S.A., 4.50%, 2/16/31(1)	$2,300	$2,299,183

		$2,299,183

Banks — 5.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	$3,531	$3,677,890
Banco Mercantil del Norte S.A./Grand Cayman:
5.75% to 10/4/26, 10/4/31(1)(8)	6,225	6,756,708
7.50% to 6/27/29(1)(8)(9)	745	842,781
Banco Santander S.A., 3.80%, 2/23/28	3,200	3,540,922
BankUnited, Inc., 5.125%, 6/11/30	3,399	3,967,865
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(8)	4,920	5,139,924

Security	Principal Amount (000’s omitted)	Value
BNP Paribas S.A., 4.625% to 2/25/31(1)(8)(9)	$914	$953,777
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(8)	2,800	2,967,132
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	2,040	2,168,449
Macquarie Bank, Ltd., 3.052% to 3/3/31, 3/3/36(1)(8)	3,096	3,082,812
Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)	1,175	1,220,531
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	1,721	1,828,563
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	1,910	1,989,169
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)	866	886,957
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)	1,126	1,108,964

		$40,132,444

Biotechnology — 0.3%
Royalty Pharma PLC, 3.30%, 9/2/40(1)	$2,184	$2,203,337

		$2,203,337

Building Materials — 0.4%
Owens Corning, 3.95%, 8/15/29	$2,300	$2,601,121

		$2,601,121

Chemicals — 0.6%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,600	$1,624,624
4.25%, 9/18/29(1)	2,490	2,709,817

		$4,334,441

Commercial Services — 1.6%
Ashtead Capital, Inc.:
4.125%, 8/15/25(1)	$2,765	$2,835,853
4.25%, 11/1/29(1)	2,785	3,014,763
Block Financial, LLC, 3.875%, 8/15/30	2,825	3,056,771
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,622,352

		$11,529,739

Computers — 0.9%
DXC Technology Co., 4.125%, 4/15/25	$3,019	$3,319,889
Seagate HDD Cayman, 5.75%, 12/1/34	2,589	2,982,903

		$6,302,792

Consumer Products — 0.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$3,015	$3,375,895

		$3,375,895

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$1,096	$1,286,316
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,396	3,670,779
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,992	2,050,764
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(13)	3,125	614,453
American AgCredit Corp., 5.25% to 6/15/26(1)(8)(9)	1,431	1,457,831
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,500	3,670,450
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	3,967,972

Security	Principal Amount (000’s omitted)	Value
CI Financial Corp.:
3.20%, 12/17/30	$912	$936,959
4.10%, 6/15/51	969	1,014,642
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,685	1,965,167
Stifel Financial Corp., 4.00%, 5/15/30	4,769	5,297,395
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(8)	3,017	3,335,113

		$29,267,841

Electric Utilities — 0.6%
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	$3,890	$3,998,511

		$3,998,511

Electrical and Electronic Equipment — 0.5%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,845	$1,900,350
Jabil, Inc., 3.00%, 1/15/31	1,969	2,028,547

		$3,928,897

Energy — 0.6%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$4,216	$4,375,104

		$4,375,104

Financial Services — 0.5%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	$3,343	$3,597,035

		$3,597,035

Foods — 1.0%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$2,758	$2,825,571
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,000	4,660,723

		$7,486,294

Health Care — 0.7%
Centene Corp.:
2.50%, 3/1/31	$1,889	$1,865,388
3.375%, 2/15/30	990	1,036,208
4.25%, 12/15/27	1,705	1,798,775

		$4,700,371

Home Construction — 0.6%
MDC Holdings, Inc., 2.50%, 1/15/31	$3,641	$3,551,759
Meritage Homes Corp., 3.875%, 4/15/29(1)	775	803,094

		$4,354,853

Insurance — 1.8%
Athene Holding, Ltd.:
3.50%, 1/15/31	$3,595	$3,836,903
3.95%, 5/25/51	3,446	3,703,226
Old Republic International Corp., 3.85%, 6/11/51	1,554	1,657,683
Radian Group, Inc., 4.875%, 3/15/27	3,621	3,948,628

		$13,146,440

Machinery — 1.5%
Flowserve Corp., 3.50%, 10/1/30	$1,366	$1,442,501
nVent Finance S.a.r.l., 4.55%, 4/15/28	6,210	6,830,777
Valmont Industries, Inc., 5.25%, 10/1/54	2,184	2,717,717

		$10,990,995

Security	Principal Amount (000’s omitted)	Value
Media — 1.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$5,215	$6,000,850
Discovery Communications, LLC, 5.20%, 9/20/47	4,551	5,665,638

		$11,666,488

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 4.20%, 2/15/27	$1,570	$1,691,044

		$1,691,044

Oil and Gas — 1.5%
National Fuel Gas Co., 2.95%, 3/1/31	$2,065	$2,080,906
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,059	3,150,663
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	5,626,106

		$10,857,675

Real Estate Investment Trusts (REITs) — 1.9%
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	$3,801	$3,853,264
5.00%, 7/15/28(1)	503	523,698
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,751,014
Service Properties Trust, 4.75%, 10/1/26	2,410	2,384,695
Sun Communities Operating, L.P., 2.70%, 7/15/31	789	790,646
Vornado Realty, L.P., 3.40%, 6/1/31	700	724,513

		$14,027,830

Retail-Specialty and Apparel — 1.8%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$3,393,837
Macy’s Retail Holdings, LLC., 4.30%, 2/15/43	6,553	5,419,331
Nordstrom, Inc., 4.25%, 8/1/31(1)	4,000	4,170,813

		$12,983,981

Telecommunications — 1.0%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$1,963,673
3.50%, 9/15/53(1)	2,188	2,201,539
SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,594,717
SES S.A., 5.30%, 4/4/43(1)	810	952,113
T-Mobile USA, Inc., 2.25%, 2/15/26	449	452,929

		$7,164,971

Thrifts & Mortgage Finance — 0.9%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(8)	$6,160	$6,725,478

		$6,725,478

Transportation — 0.7%
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	$4,090	$4,739,819

		$4,739,819

Total Corporate Bonds (identified cost $223,056,933)		$236,211,319

Preferred Stocks — 1.4%

Security	Shares		Value
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P.:
Series A, 5.75%		190,000	$4,744,300
Series A2, 6.375%		108,538	2,854,549

			$7,598,849

Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 5.50%		108,000	$2,828,520

			$2,828,520

Total Preferred Stocks (identified cost $10,163,450)			$10,427,369

Senior Floating-Rate Loans — 0.7%(10)

Borrower/Description	Principal Amount (000’s omitted)		Value
Cable and Satellite Television — 0.3%
CSC Holdings, LLC, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 1/15/26		$2,388	$2,359,059

			$2,359,059

Health Care — 0.4%
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		$2,400	$2,387,251

			$2,387,251

Total Senior Floating-Rate Loans (identified cost $4,760,978)			$4,746,310

Sovereign Government Bonds — 1.8%

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$4,719,147

			$4,719,147

Norway — 0.3%
Norway Government Bond, 1.375%, 8/19/30(1)(7)	NOK	19,446	$2,268,581

			$2,268,581

Supranational — 0.9%
European Bank for Reconstruction & Development, 6.45%, 12/13/22	IDR	89,482,200	$6,327,626

			$6,327,626

Total Sovereign Government Bonds (identified cost $12,881,287)			$13,315,354

U.S. Government Agency Mortgage-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
30-Year, 2.00%, TBA(11)	$8,200	$8,286,606
30-Year, 2.50%, TBA(11)	9,600	9,930,749
Pool #FM6803, 2.00%, 4/1/51	1,419	1,446,395

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $19,675,677)		$19,663,750

U.S. Treasury Obligations — 27.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
1.125%, 8/15/40	$7,760	$6,678,450
1.375%, 11/15/40	779	700,065
1.375%, 8/15/50	37,414	31,551,986
1.625%, 11/15/50	12,266	11,020,234
1.875%, 2/15/41	1,767	1,730,280
1.875%, 2/15/51	1,600	1,527,500
2.25%, 5/15/41(4)	3,238	3,370,050
U.S. Treasury Inflation-Protected Note:
0.125%, 4/15/25(12)	7,654	8,263,667
0.25%, 1/15/25(12)	5,105	5,527,030
U.S. Treasury Note:
0.125%, 12/31/22	10,302	10,295,159
0.125%, 2/28/23	10,306	10,294,325
0.125%, 12/15/23	8,311	8,268,796
0.25%, 9/30/25	5,645	5,527,249
0.375%, 12/31/25	5,401	5,299,520
0.375%, 9/30/27	3,938	3,762,944
0.625%, 5/15/30	10,345	9,671,363
0.625%, 8/15/30	6,222	5,797,640
0.75%, 5/31/26	2,515	2,500,853
0.875%, 11/15/30	15,086	14,348,200
1.125%, 2/28/22	10,197	10,267,446
1.125%, 2/29/28	3,509	3,499,131
1.125%, 2/15/31	12,226	11,870,682
1.25%, 3/31/28	3,434	3,448,085
1.50%, 1/31/22	10,159	10,245,015
1.625%, 5/15/31	12,723	12,919,809

Total U.S. Treasury Obligations (identified cost $203,564,628)		$198,385,479

Short-Term Investments — 6.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(14)	43,089,878	$43,089,878

Total Short-Term Investments (identified cost $43,089,849)		$43,089,878

Total Investments — 102.4% (identified cost $730,187,364)		$738,545,828

Other Assets, Less Liabilities — (2.4)%		$(17,660,425)

Net Assets — 100.0%		$720,885,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $308,913,198 or 42.9% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.

(4)	When-issued security.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(6)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $4,420,962 or 0.6% of the Fund’s net assets.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(11)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Issuer is in default with respect to interest and/or principal payments.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	84.7%	$625,835,990
United Kingdom	3.1	22,557,534
Mexico	3.0	22,407,454
Australia	1.5	10,836,798
Chile	1.1	8,373,615
Cayman Islands	0.9	6,369,635
Supranational	0.9	6,327,626
Brazil	0.8	5,969,633
Canada	0.8	5,919,573
Denmark	0.6	4,739,819
Spain	0.5	3,540,922
Italy	0.5	3,335,113
Luxembourg	0.3	2,546,830
Norway	0.3	2,268,581
France	0.3	2,174,308
Austria	0.3	2,152,381
Ireland	0.2	1,286,316
Bermuda	0.1	1,016,743
Switzerland	0.1	886,957

Total Investments	100.0%	$738,545,828

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	40	Long	9/30/21	$8,812,812	$(13,815)
U.S. Long Treasury Bond	15	Long	9/21/21	2,411,250	67,473
U.S. 10-Year Treasury Note	(7)	Short	9/21/21	(927,500)	(5,481)
U.S. 10-Year Ultra-Long Treasury Note	(535)	Short	9/21/21	(78,753,672)	(1,371,260)
U.S. Ultra-Long Treasury Bond	(43)	Short	9/21/21	(8,285,562)	(360,252)

					$(1,683,335)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

IDR	-	Indonesian Rupiah

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

USD	-	United States Dollar

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Foreign Exchange Risk: The Fund engaged in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies during the fiscal year to date ended June 30, 2021.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $67,015,118, which represents 9.3% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021, were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period
Commercial Mortgage- Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.903%, 5/15/49(1)	$—	$—	$—	$—	$15,442	$4,454,346	$68,080	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	—	—	—	—	117,744	6,161,267	83,141	7,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49(1)	—	—	—	—	227,460	4,148,967	67,462	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	7,385	4,124,785	97,693	7,150,000
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	28,466	3,694,745	33,519	3,960,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	21,393	1,341,130	16,498	1,540,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	18,277,199	274,323,966	(249,511,316)	—	29	43,089,878	27,629	43,089,878

				$—	$417,919	$67,015,118	$394,022

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$97,365,017	$—	$97,365,017
Collateralized Mortgage Obligations	—	20,104,479	—	20,104,479
Commercial Mortgage-Backed Securities	—	93,084,492	—	93,084,492
Convertible Bonds	—	2,152,381	—	2,152,381
Corporate Bonds	—	236,211,319	—	236,211,319
Preferred Stocks	10,427,369	—	—	10,427,369
Senior Floating-Rate Loans	—	4,746,310	—	4,746,310
Sovereign Government Bonds	—	13,315,354	—	13,315,354
U.S. Government Agency Mortgage-Backed Securities	—	19,663,750	—	19,663,750
U.S. Treasury Obligations	—	198,385,479	—	198,385,479
Short-Term Investments	—	43,089,878	—	43,089,878
Total Investments	$10,427,369	$728,118,459	$—	$738,545,828
Futures Contracts	$67,473	$—	$—	$67,473
Total	$10,494,842	$728,118,459	$—	$738,613,301

Liability Description
Futures Contracts	$(1,750,808)	$—	$—	$(1,750,808)
Total	$(1,750,808)	$—	$—	$(1,750,808)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.